Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 756,466	$ 535,142	$ 467,431	$ 1,651,483
Loss from operations	(756,466)	(535,142)	(467,431)	(1,651,483)
Other income:
Dividend and interest income	1,675,861	7,612	8,091	2,247,678
Change in fair value of overallotment liability			2,923	0
Gain on expiration of overallotment option			127,035	0
Income (Loss) before income taxes	919,395	(527,530)	(329,382)	596,195
Income tax provision	(343,328)	0	0	(391,198)
Net Income (Loss)	$ 576,067	$ (527,530)	(329,382)	204,997
Common Class A [Member]
Other income:
Net Income (Loss)			$ (6,286)	$ 4,809
Weighted average shares outstanding of Class A common stock subject to possible redemption	15,444,103	15,444,103	6,973,122	15,444,103
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption (see Note 2)	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Weighted average shares outstanding , Basic	463,882	463,882	209,549	463,882
Weighted average shares outstanding , Diluted	463,882	463,882	209,549	463,882
Basic net loss per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net loss per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Common Class B [Member]
Other income:
Net Income (Loss)			$ (113,920)	$ 40,037
Weighted average shares outstanding , Basic	3,861,026	3,861,026	3,797,628	3,861,026
Weighted average shares outstanding , Diluted	3,861,026	3,861,026	3,797,628	3,861,026
Basic net loss per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net loss per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01